Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 13. Fair Value Measurements
Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2021 and December 31, 2020. The carrying amounts of accounts receivable, inventory, prepaid expenses and other current assets, accounts payable, accrued expenses and other liabilities, and deferred revenue approximated fair value as they are short term in nature. The fair value of warrants issued for settlement and services are estimated based on the Black-Scholes model. The carrying value of the Company’s debt and operating lease liabilities approximated its fair value, as the obligation bears interest at rates currently available for debt with similar maturities and collateral requirements.
Fair Value on a Recurring Basis
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. The estimated fair value of the warrant liabilities represents Level 3 measurements. The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant liabilities	3	$2,274	$—
Warrant Liabilities
Prior to the Business Combination, the Company had outstanding 4,110,000 warrants (the “Private Warrants”) that were issued upon the consummation of the initial public offering of Galileo. Additionally, at the Closing
,
Galileo’s sponsor converted a convertible note issued by the Company with an aggregate principal amount of $500 into 500,000 warrants (the “Sponsor Warrants”) exercisable for Common Stock at a purchase price of $1.00 per warrant.
The Private Warrants and Sponsor Warrants are identical to the Public Warrants except that the Private and Sponsor Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. If the Private Warrants or Sponsor Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants or Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Upon the transfer of a Private Warrant to a party other than the initial purchaser or any of its permitted transferees, the Private Warrants or Sponsor Warrants become Public Warrants and the fair market value of the Private Warrants at the date of transfer is reclassified to equity.

The Private Warrants and Sponsor Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC
815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. The Company classifies the Private Warrants and Sponsor Warrants as derivative liabilities in its consolidated balance sheet as of December 31, 2021.
The Company utilizes a Binomial Lattice model approach to value the Private Warrants and Sponsor Warrants at each reporting period with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Common Stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The significant unobservable inputs used in the Binomial Lattice Model to measure the warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021	At Closing (September 29, 2021)
Stock price on valuation date	$3.71	$8.54
Exercise price per share	$11.50	$11.50
Expected life	4.75 years	5 years
Volatility	56.4%	43.9%
Risk-free rate	1.2%	1.0%
Dividend yield	—%	—%

Fair value per warrant	$0.73	$2.57

The following table provides a summary of changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Warrant Liabilities
Balance at December 31, 2020	$—
Additions pursuant to Merger	11,865
Transfer of Private Warrants to Public Warrants	(1,485)
Change in fair value	(8,106)

Balance at December 31, 2021	$2,274

As of December 31, 2021, 3,114,388 Private Warrants remain outstanding.
Fair Value on a
Non-Recurring
Basis
The fair value of the Earnout Shares has been estimated using the trading price of the Company’s Common Stock at Closing ($7.70), discounted based on the probability of the Earnout Terms being met as determined at Closing, and thus represents a Level 2 fair value measurement as defined in ASC 820. The Earnout Shares, if achieved, would be issued to Legacy Shapeways shareholders. The Earnout Shares are a fixed number of shares to be issued to such shareholders on a pro rata basis. The fair value of the Earnout Shares was recognized as a deemed dividend. Upon closing of the Merger, the estimated fair value of the Earnout Shares was $18,132 with such amount recognized as a deemed dividend. As the Company is in an accumulated deficit position as of the measurement date, the resulting deemed dividend is recorded as a reduction of additional paid-in
capital with a corresponding offset recorded to additional
paid-in
capital. As of December 31, 2021, there are 3,510,405 Earnout Shares unvested and remaining subject to the Earnout Terms.